Investments - Narrative (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024	Dec. 31, 2023	Jul. 01, 2024
Schedule of Equity Method Investments [Line Items]
Number of exchange-traded shares sold (in shares)					400,000
Sale of exchange-traded investments					$ 2,302
Investment in debt securities - AFS	$ 9,017	$ 11,187	$ 9,017			$ 0
Additional investment in debt securities - AFS		0	$ 2,708	$ 0	7,400	2,600
Allowance for credit loss related to available for sale debt securities		0
Unrealized gain on AFS debt securities		$ 909			62	$ 0
ESG Fund
Schedule of Equity Method Investments [Line Items]
Investment interest percentage		5.00%
AeroFlexx
Schedule of Equity Method Investments [Line Items]
Investment interest percentage	37.00%	34.00%	37.00%			31.00%
Investment in debt security - AFS, maximum capacity							$ 10,000
Investment in debt securities - AFS		$ 11,187				$ 0	$ 7,635
Additional investment in debt securities - AFS	$ 371		$ 2,708		$ 2,365
Investment, conversion price percentage							100.00%
Accrued interest receivable, location		Investments
Accrued interest receivable		$ 216
Unrealized gain on AFS debt securities		$ 909